Consolidated Statements of Comprehensive (Loss)/Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive (Loss)/Income
Total revenues, net of rebates and discounts (including transactions with related parties	$ 15,991	$ 18,284	$ 13,118
Costs of revenues (including transactions with related parties	$ 87	$ 0	$ 0